Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
34 Subsequent events
On August 11, 2026, the International Finance Corporation, a member of the World Bank Group, alongside current leading shareholders and selected new investors agreed to purchase 9.1 million ADSs at a price of $5.52 per ADS, resulting in expected gross proceeds to Jumia of $50.0 million. The transactions are subject to customary conditions and are expected to close in the second half of August 2026.